                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Johnson Illington Advisors LLC
Address:   677 Broadway
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne McKnight
Title:   Chief Compliance Officer
Phone:   518-641-6858


Signature, Place, and Date of Signing:


Dianne McKnight                    Albany  NY                    May 9, 2007
--------------------------------   ---------------------------   ---------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-11456               ----------------------------------------------------

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           50

Form 13F Information Table Value Total:      125,246
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     01    28-
               ----------------   ------------------------------
     02    28-
               ----------------   ------------------------------
     03    28-
               ----------------   ------------------------------

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
QUANTITY      CUSIP   ISSUER                            SYMBOL   PRICE     MARKET VALUE     CLASS    DISCRETION   VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
 63,025    00817Y108  AETNA U S HEALTHCARE INC COM      AET      43.79   $  2,759,864.75   COMMON        SOLE         PARTIAL
   2222    464288661  ISHARES TR LEHMAN 3-7 YR          AGG     100.26   $    222,777.72     ETF         SOLE         PARTIAL
 24,943     26874107  AMERICAN INTL GROUP INC           AIG      67.22   $  1,676,668.46   COMMON        SOLE         PARTIAL
 26,575     20039103  ALLTEL CORP                       AT          62   $  1,647,650.00   COMMON        SOLE         PARTIAL
 49,259     25816109  AMERICAN EXPRESS CO               AXP       56.4   $  2,778,207.60   COMMON        SOLE         PARTIAL
 50,796     60505104  BANK OF AMERICA                   BAC      51.02   $  2,591,611.92   COMMON        SOLE         PARTIAL
 42,585     67383109  BARD, C R INC                     BCR      79.51   $  3,385,933.35   COMMON        SOLE         PARTIAL
 31,977    354613101  FRANKLIN RES INC COM              BEN     120.83   $  3,863,780.91   COMMON        SOLE         PARTIAL
 81,177    172967101  CITIGROUP INC.                    C        51.34   $  4,167,627.18   COMMON        SOLE         PARTIAL
 38,307    189054109  CLOROX CO                         CLX      63.69   $  2,439,772.83   COMMON        SOLE         PARTIAL
 61,233    194162103  COLGATE PALMOLIVE CO              CL       66.79   $  4,089,752.07   COMMON        SOLE         PARTIAL
 28,675    14040H105  CAPITAL ONE FINL CORP COM         COF      75.46   $  2,163,815.50   COMMON        SOLE         PARTIAL
 37,642    20825C104  CONOCOPHILLIPS COM                COP      68.35   $  2,572,830.70   COMMON        SOLE         PARTIAL
 91,030    17275R102  CISCO SYS INC                     CSCO     25.53   $  2,323,995.90   COMMON        SOLE         PARTIAL
100,291    26441C105  DUKE ENERGY CORP                  DUK      20.29   $  2,034,904.39   COMMON        SOLE         PARTIAL
  75305    416515104  iShares MSCI EAFE Fd              EFA      76.26   $  5,742,759.30     ETF         SOLE         PARTIAL
 38,342    369550108  GENERAL DYNAMICS CORP             GD        76.4   $  2,929,328.80   COMMON        SOLE         PARTIAL
 82,224    369604103  GENERAL ELEC CO                   GE       35.36   $  2,907,440.64   COMMON        SOLE         PARTIAL
 30,370    416515104  HARTFORD FINL SVCS GROUP INCCO    HIG      95.58   $  2,902,764.60   COMMON        SOLE         PARTIAL
 32,917    459200101  INTERNATIONAL BUSINESS SYSTEMS    IBM      94.26   $  3,102,756.42   COMMON        SOLE         PARTIAL
    992    464287440  IShares 7-10 Yr Treas             IEF      83.09   $     82,425.28     ETF         SOLE         PARTIAL
   1417    464287705  S&P MIDCAP 400 Value Index        IJJ      83.53   $    118,362.01     ETF         SOLE         PARTIAL
    760    464287606  S&P MIDCAP 400 Growth Index       IJK      84.13   $     63,938.80     ETF         SOLE         PARTIAL
   3973    464287804  S&P Small Cap 600 Index           IJR      67.91   $    269,806.43     ETF         SOLE         PARTIAL
    423    464287879  IShares S&P SMCap 600 Barra Va    IJS      76.71   $     32,448.33     ETF         SOLE         PARTIAL
    453    464287887  IShares S&P SMCap 600 Barra Gr    IJT      133.6   $     60,520.80     ETF         SOLE         PARTIAL
   8581    464287408  S&P 500 Value Index               IVE       77.6   $    665,885.60     ETF         SOLE         PARTIAL
   5518    464287309  IShares S&P 500 Growth Index      IVW      64.63   $    356,628.34     ETF         SOLE         PARTIAL
  46048    464287655  iShares Tr Russell 2000 Index     IWM      79.51   $  3,661,276.48     ETF         SOLE         PARTIAL
  29630    532791100  Lincare Hldgs Inc                 LNCR     36.65   $  1,085,939.50   COMMON        SOLE         PARTIAL
  57393    464287242  IShares GS Corp Bond Fund         LQD     107.27   $  6,156,547.11     ETF         SOLE         PARTIAL
  74588    595635103  S&P Midcap SPDR                   MDY     154.57   $ 11,529,067.16     ETF         SOLE         PARTIAL

 45,940    580645109  MCGRAW-HILL COMPANIES INC         MHP      62.88   $  2,888,707.20   COMMON        SOLE         PARTIAL
 68,748    594918104  MICROSOFT CORP                    MSFT     27.87   $  1,916,006.76   COMMON        SOLE         PARTIAL
 47,201    724479100  PITNEY BOWES INC                  PBI      45.39   $  2,142,453.39   COMMON        SOLE         PARTIAL
 63,963    713448108  PEPSICO INC                       PEP      63.56   $  4,065,488.28   COMMON        SOLE         PARTIAL
   3042    464287457  I Shares TR 1-3 YR Treas Index    SHY      80.46   $    244,759.32     ETF         SOLE         PARTIAL
  86141    855030102  Staples Inc                       SPLS     25.84   $  2,225,883.44   COMMON        SOLE         PARTIAL
 45,963    78462F103  SPDR TR UNIT SER 1                SPY        142   $  6,526,746.00     ETF         SOLE         PARTIAL
 47,259    86764P109  SUNOCO INC                        SUN      70.44   $  3,328,923.96   COMMON        SOLE         PARTIAL
  38990    87612E106  Target Corp.                      TGT      59.26   $  2,310,547.40   COMMON        SOLE         PARTIAL
 77,956    913017109  UNITED TECHNOLOGIES CORP          UTX         65   $  5,067,140.00   COMMON        SOLE         PARTIAL
 25,564    97381W104  WINDSTREAM CORP COM               WIN      14.69   $    375,535.16   COMMON        SOLE         PARTIAL
 63,060    81369Y100  SECTOR SPDR TR SHS BEN INT-BAS    XLB      38.05   $  2,399,433.00     ETF         SOLE         PARTIAL
   3375    81369Y605  Sector SPDR Financial             XLF      35.63   $    120,251.25     ETF         SOLE         PARTIAL
   4910    81369Y704  Sector SPDR Industrial            XLI      35.55   $    174,550.50     ETF         SOLE         PARTIAL
137,150    81369Y803  SECTOR SPDR TR SH BN INT-TCHLY    XLK      23.32   $  3,198,338.00     ETF         SOLE         PARTIAL
 85,524    81369Y886  SECTOR SPDR TR SH BEN INT-UTLS    XLU       39.7   $  3,395,302.80     ETF         SOLE         PARTIAL
 58,616    30231G102  EXXON CORPORATION                 XOM      75.45   $  4,422,577.20   COMMON        SOLE         PARTIAL
   1485    81369Y407  Sector SPDR Consumer Discretio    XLY      38.03   $     56,474.55     ETF         SOLE         PARTIAL

                                                                         $125,246,207.09